LOAN COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Unused Commitments [Table Text Block]
At June 30, 2013 and 2012, the Banks had the following outstanding loan commitments:

(in thousands)	2013	2012
Unused commitments:
Revolving, open-end lines secured by real estate	$9,026	$8,332
Commitments to fund real estate construction loans	1,284	948
Other unused commitments:
Commercial and industrial loans	2,126	143
Other	866	1,146
Letters of credit	16	—
	$13,318	$10,569